GOODWILL AND INTANGIBLE ASSETS (Schedule of Breakdown of Impairment Loss) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of goodwill and intangible assets [Abstract]
Goodwill and other intangible assets (see Note 14)	$ 15,422	$ 16,570
Property, plant and equipment (see Note 13)	1,795	6,349
Prepayments (see Note 18)	562	1,376
Total impairment loss	$ 17,779	$ 24,295